CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (4,702)	$ 1,431	$ (3,433)
Income (loss) from discontinued operations		(109)	1,821
Income (loss) from continuing operations	$ (4,702)	1,540	(5,254)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	$ 713	$ 761	764
Amortization of deferred financing costs			123
Gain on the sale of property and equipment		$ (10)	(29)
Forgiveness of debt			(1,312)
Bad debt expense (income)	$ (43)	$ 30	30
Deferred income taxes	$ 26	(30)	38
Stock-based compensation		14	$ 39
Stock issued for services		20
Changes in assets and liabilities:
Accounts receivable, net	$ (6,279)	(6,926)	$ (3,452)
Prepaid expenses and other current assets	(1,020)	(72)	(122)
Other assets	(15)	16	(20)
Accounts payable	463	659	(272)
Accrued expenses and other current liabilities	9,102	5,354	2,774
VAT Payable	491	1,242	450
Income taxes payable	$ 40	(3)	(1,659)
Liability to United States Department of Labor		(259)	(323)
Other liabilities	$ 66	(406)	470
Net cash provided by (used in) in discontinued operations	27	(124)	65
Net cash provided by (used in) operating activities	(1,131)	1,806	(7,690)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	$ (1,037)	(645)	(699)
Proceeds from sale of property and equipment		9	95
Change in restricted cash	$ (91)	1,859	(1,515)
Net cash provided by (used in) investing activities	(1,128)	1,223	(2,119)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings (repayments) under lines of credit, net	1,877	(2,194)	4,056
Net proceeds from convertible notes payable to a related party	3,965	$ 5,675	$ 7,257
Proceeds from stock issuance	1,739
Increase (decrease) in cash overdraft	264	$ 800	$ (272)
Net cash provided by financing activities	7,845	4,281	11,041
EFFECT OF CHANGES IN FOREIGN CURRENCY EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	(3,647)	(4,471)	957
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,939	2,839	2,189
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	5,973	3,134	945
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 7,912	$ 5,973	3,134
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Cashless exercise of stock options			3
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES
Cash paid during the year for interest	$ 543	$ 748	635
Cash paid during the year for income taxes	$ 305	$ 100	$ 218